Offerings	Aug. 29, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	11,076,968
Proposed Maximum Offering Price per Unit	1.43
Maximum Aggregate Offering Price	$ 15,840,064.24
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,425.11
Offering Note	Note 1a: Represents the shares of Class A common stock, par value $0.0001 per share (the "Common Stock") of GoPro, Inc. (the "Registrant") underlying the warrants that will be offered for resale by the selling stockholder pursuant to the prospectus to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of additional shares of Common Stock as may be issuable as a result of stock splits, stock dividends or similar transactions with respect to the shares being registered hereunder. Note 1b: Consists of an aggregate of 11,076,968 shares of the Registrant's Common Stock. Note 1c: Estimated in accordance with Rule 457(c) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $1.43, the average of the high and low prices of the Common Stock as reported on The Nasdaq Global Select Market on August 25, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 1a